Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012
Summary Of Selected Information By Reportable Segment

The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 99% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended
	December 29, 2012	December 31, 2011
Net sales:
Rigid Open Top	$259	$287
Rigid Closed Top	313	347

Rigid Packaging	$572	$634
Engineered Materials	325	328
Flexible Packaging	175	175

Total net sales	$1,072	$1,137
Operating income (loss):
Rigid Open Top	$27	$31
Rigid Closed Top	18	3

Rigid Packaging	$45	$34
Engineered Materials	24	2
Flexible Packaging	(1)	(7)

Total operating income	$68	$29

Depreciation and amortization:
Rigid Open Top	$23	$22
Rigid Closed Top	32	35

Rigid Packaging	$55	$57

Engineered Materials	18	17
Flexible Packaging	14	15

Total depreciation and amortization	$87	$89

Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

Summary Of Assets And Goodwill By Segment

	December 29, 2012	September 29, 2012
Total assets:
Rigid Open Top	$1,772	$1,773
Rigid Closed Top	1,931	1,959

Rigid Packaging	$3,703	$3,732
Engineered Materials	840	873
Flexible Packaging	507	501

Total assets	$5,050	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	832	832

Rigid Packaging	$1,513	$1,513
Engineered Materials	89	73
Flexible Packaging	40	40

Total goodwill	$1,642	$1,626

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595